Employees and Employee-Related Costs (Tables)	12 Months Ended
Dec. 31, 2020
Employees and Employee-Related Costs
Schedule of number of employees

	Years Ended December 31,
	2020	2019	2018
Average number of full-time employees	33	25	18
Number of employees at end of period:
Denmark and United States	35	31	20
Total employees, at end of period	35	31	20

Schedule of employee costs

	Years Ended December 31,
	2020	2019	2018
	(USD in thousands)
Wages and salaries	$4,016	$2,819	$1,733
Share-based compensation expenses	3,408	2,362	2,069
Defined contribution plans	206	96	70
Other social security expenses	17	12	10
Other staff expenses	196	176	133
Total	$7,843	$5,465	$4,015

	Years Ended December 31,
	2020	2019	2018
	(USD in thousands)
Total Employee costs classified as:
Research and development expenses	$4,833	$3,607	$2,652
General and administrative expenses	3,010	1,858	1,363
Total	$7,843	$5,465	$4,015

	Years Ended December 31,
	2020	2019	2018
	(USD in thousands)
Non-management employee benefit expenses classified as:
Research and development expenses	$4,009	$2,590	$1,686
General and administrative expenses	611	668	26
Total	$4,620	$3,258	$1,712

Schedule of remuneration to the Board of Directors and Executive Management

	Year Ended December 31,
	2020	2019	2018
	(USD in thousands)
Remuneration to the Executive Management:
Wages and salaries	$1,298	$900	$621
Share-based compensation expenses	1,566	956	1,157
Total	2,864	1,856	1,778
Remuneration to the Board of Directors:
Share-based compensation expenses	359	351	525
Total	359	351	525
Remuneration to the Board of Directors and Executive Management classified as:
Research and development expenses	824	1,017	965
General and administrative expenses	2,399	1,190	1,338
Total	$3,223	$2,207	$2,303